Reportable Segments ETP Revenue (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 48,335	$ 16,964	$ 8,190
Investment In ETP [Member]
Revenue from External Customer [Line Items]
Revenues									46,339	15,702	6,799
Investment In ETP [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									46,210	15,671	6,761
Investment In ETP [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									129	31	38
Investment In ETP [Member] | Intrastate Transportation And Storage [Member]
Revenue from External Customer [Line Items]
Revenues									2,250	2,012	2,398
Investment In ETP [Member] | Interstate Transportation and Storage [Member]
Revenue from External Customer [Line Items]
Revenues									1,270	1,109	447
Investment In ETP [Member] | Midstream [Member]
Revenue from External Customer [Line Items]
Revenues									1,307	1,757	1,082
Investment In ETP [Member] | NGL Transportation And Services [Member]
Revenue from External Customer [Line Items]
Revenues									2,063	619	363
Investment In ETP [Member] | Investment in Sunoco Logistics [Member]
Revenue from External Customer [Line Items]
Revenues									16,480	3,109	0
Investment In ETP [Member] | Retail Marketing [Member]
Revenue from External Customer [Line Items]
Revenues									21,004	5,926	0
Investment In ETP [Member] | Other Segments [Member]
Revenue from External Customer [Line Items]
Revenues									$ 1,965	$ 1,170	$ 2,509